Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fair market value of common stock	$ 71,880,752	$ 61,542,770
Employer common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares of common stock (shares)	1,168,369	1,102,864
Fair market value of common stock	$ 8,657,617	$ 7,808,279
Cost of common stock held	$ 11,008,839	$ 10,918,608
Percent of stock as a total of net assets (percent)	12.00%	12.00%
Number of shares purchased	175,639	177,469
Cost of shares acquired	$ 1,153,233	$ 1,191,381
Number of shares sold (in shares)	110,134	147,153
Proceeds from sell of stock	$ 729,241	$ 983,239
Dividends received on shares	$ 492,978	$ 471,712